Post-employment benefits for employees (Details 4)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	2.20%	3.00%
Expected rate of pension increase	0.30%	0.30%	0.40%
Expected rate of salary increase	2.60%	3.00%	2.90%
Interest on savings account	2.00%	1.30%	2.20%
Current life expectancy for a 65-year-old male	22 years	22 years	22 years
Current life expectancy for a 65-year-old female	24 years	24 years	24 years
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	5.50%	6.30%
Current life expectancy for a 65-year-old male	21 years	21 years	21 years
Current life expectancy for a 65-year-old female	23 years	23 years	23 years